Events after the balance sheet date	12 Months Ended
Dec. 31, 2020
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Events after the balance sheet date
37. Events after the balance sheet date
On 5 February 2021, the Group completed the sale of its interests in Pearson Institute of Higher Education in South Africa. Consideration received was nominal.

In February 2021, the Group received charging notices requiring payment of materially all of the alleged State Aid (see note 34 for further details). A payment of £100m was made on 8 March 2021. The Group expects to recover the funds in due course.
In February 2021, the Group renegotiated its revolving credit facility, extending the maturity of $1bn of the facility by one year to 2025.
On 5 March 2021, the Group agreed the disposal of its K-12 Sistemas – COC and Dom Bosco – in Brazil, subject to securing regulatory approval and closing.
On 8 March 2021, the Group announced a new strategy including a new divisional structure. Going forward the new structure will impact segmental reporting and may impact the Group’s cash generating units.